Stock Based Compensation - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended							157 Months Ended	160 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2012	Mar. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 4,276	$ 802	$ 3,210	$ 114,089	$ 169,424	$ 200,522	$ 186,578	$ 243,340	$ 201,989	$ 1,119,152	$ 1,123,428
Non-vested Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation cost related to non-vested awards not yet recognized	$ 2,518										$ 2,518
Weighted average period over which total compensation cost will be recognized	1 year		1 year